Borrowings (Details 1) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Other Long-term Debt	¥ 5,312,523	$ 820,112	¥ 7,866,927
Medium-term notes (note (11))	300,000	46,312	1,713,308
Less: current portion	(849,625)	(131,159)	(1,102,120)
Total long-term debt and medium-term notes	821,276	126,783	110,458
Secured Loan [Member] [Member]
Other Long-term Debt	2,888,287	445,875	3,057,179
Unsecured Debt [Member]
Other Long-term Debt	0	0	0
Bank Borrowings Guaranteed By Related Parties [Member]
Other Long-term Debt	45,000	6,947	248,667
Bank Borrowings Guaranteed By Property Plant And Equipment [Member]
Other Long-term Debt	0	0	274,828
Bank Borrowings Secured By Multiple Assets [Member]
Other Long-term Debt	¥ 322,236	$ 49,744	¥ 379,599